Subsequent events (Details) - $ / shares	Jul. 24, 2023	Jul. 17, 2023	Dec. 08, 2022	Nov. 29, 2022	Nov. 01, 2019	Jul. 21, 2023	Jun. 30, 2023	Mar. 09, 2023	Feb. 10, 2023	Dec. 31, 2022	Oct. 14, 2022	Jan. 01, 2013
Subsequent events
Common stock issued												975,308,700
Common stock par value											$ 0.0000001	$ 0.0000001
Common Class A
Subsequent events
Stock issued during period shares new issue (in shares)			375,000,000		150,000,000
Common stock issued							20,856,591,996		375	1,850,866,648
Common stock par value					$ 0.0000001		$ 0.0000001			$ 0.0000001
Common Class C
Subsequent events
Stock issued during period shares new issue (in shares)			75,000	7,875,000
Common stock issued							5,700,000	5,625,000		75,000
Common stock par value							$ 0.0000001			$ 0.0000001
Subsequent events
Subsequent events
Stock issued during period shares new issue (in shares)		11,428,565
Number of securities called by warrants or rights		28,571,413
Subsequent events | Common Class A
Subsequent events
Stock issued during period shares new issue (in shares)	375
Common stock issued		375				375
Common stock par value		$ 0.0000001
Share price		0.70				$ 0.0022
Stock issued during period shares other (in shares)	5,625
Subsequent events | Common Class A | Warrant
Subsequent events
Share price		0.20
Warrants exercise price		$ 0.77
Subsequent events | Common Class C
Subsequent events
Stock issued during period shares new issue (in shares)		8,000,000.0
Common stock issued						1,371,427
Common stock par value						$ 0.0000001